Other Liabilities	12 Months Ended
Dec. 31, 2014
Other Liabilities [Abstract]
Other Liabilities

(12) Other Liabilities

The following is a summary of the components of the Company’s other liabilities as of December 31, 2014 and 2013:

	2014	2013
	(In thousands)
Current Portion of Other Long-Term Liabilities:
Interest rate swaps	$29,147	$31,069
Obligations associated with acquired unfavorable contracts	284	—
Deferred revenue	1,731	1,315
Asset retirement obligations	3,097	3,166
Other	678	47
Total	$34,937	$35,597

Other Long-Term Liabilities:
Interest rate swaps	$25,847	$34,509
Obligations associated with acquired unfavorable contracts	2,271	—
Deferred revenue	935	962
Other	8,663	3,265
Total	$37,716	$38,736

Other long-term liabilities related to interest rate swaps decreased from December 31, 2013 to December 31, 2014 mostly as a result of payments made on its outstanding swap agreements since December 31, 2013.  See Note 15, Derivative Financial Instruments for additional information on the Company's interest rate swaps.